Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 07, 2023
Document Effective Date	Dec. 07, 2023
Prospectus Date	Apr. 28, 2023
Global Focus Real Estate Portfolio | Class R6
Prospectus:
Trading Symbol	MSBPX
Global Focus Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MSBEX
Global Focus Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MSBKX
Global Focus Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MSBDX
Global Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MRLAX
Global Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MRLBX
Global Real Estate Portfolio | Class L
Prospectus:
Trading Symbol	MGRLX
Global Real Estate Portfolio | Class R6
Prospectus:
Trading Symbol	MGREX
Global Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MSRDX
U.S. Focus Real Estate Portfolio | Class R6
Prospectus:
Trading Symbol	MABCX
U.S. Focus Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MAAYX
U.S. Focus Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MABBX
U.S. Focus Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MAAWX
U.S. REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUSX
U.S. REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MUSDX
U.S. REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSULX
U.S. REAL ESTATE PORTFOLIO | Class R6
Prospectus:
Trading Symbol	MURSX
U.S. REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSURX
MSIF - Class IR | Global Real Estate Portfolio | Class IR
Prospectus:
Trading Symbol	MRLEX
MSIF - Class IR | U.S. REAL ESTATE PORTFOLIO | Class IR
Prospectus:
Trading Symbol	MRETX